Accumulated Other Comprehensive Income (Loss) (Change in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	$ (2,980)	$ (3,964)
Other comprehensive income (loss) before reclassifications	(16)
Amounts reclassified from accumulated other comprehensive income (loss)	(34)
Other comprehensive income (loss)	(50)
Ending balance	(3,030)	(3,964)
Pension And Retiree Medical Liability
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	(2,322)	(3,887)
Other comprehensive income (loss) before reclassifications	0
Amounts reclassified from accumulated other comprehensive income (loss)	(33)
Other comprehensive income (loss)	(33)
Ending balance	(2,355)	(3,887)
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	(1)	(4)
Other comprehensive income (loss) before reclassifications	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	0
Other comprehensive income (loss)	(1)
Ending balance	(2)	(4)
Derivative Financial Instruments
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	15	30
Other comprehensive income (loss) before reclassifications	(15)
Amounts reclassified from accumulated other comprehensive income (loss)	(1)
Other comprehensive income (loss)	(16)
Ending balance	(1)	30
Income Tax Benefit Expense
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Beginning balance	(672)	(103)
Other comprehensive income (loss) before reclassifications	0
Amounts reclassified from accumulated other comprehensive income (loss)	0
Other comprehensive income (loss)	0
Ending balance	$ (672)	$ (103)